SHARE OPTIONS - Summary of Assumptions for Share Options (Details) - Stock Compensation Plan [Member] - 2016 Share Option Scheme [Member]	Nov. 11, 2020	Sep. 14, 2020	Apr. 24, 2020	Nov. 10, 2016
November 10, 2016 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				5 years
Expected volatility				71.00%
Risk-free rate				155.00%
April 24, 2020 [member] | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			5 years
Expected volatility			61.00%
Risk-free rate			27.00%
September 14, 2020 [member] | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Expected volatility		62.00%
Risk-free rate		27.00%
November 11, 2020 [member] | Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Expected volatility	61.00%
Risk-free rate	40.00%